LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Costs

	December 31, 2024	December 31, 2023	December 31, 2022
Operating lease cost	$4,046	$3,598	$4,163
Short-term lease cost	146	165	165
Variable lease cost	193	170	120
Sublease income	$(572)	$—	$—
Total lease cost	$3,813	$3,933	$4,448

	December 31, 2024	December 31, 2023	December 31, 2022
Operating cash flows for operating leases, net:	$4,254	$2,976	$5,946
Weighted average remaining operating lease term (years)	6.26	7.39	8.25
Weighted average discount rate operating lease	6.55%	6.04%	5.65%

Schedule of Maturities of Lease Liabilities
The following table outlines maturities of the Company’s lease liabilities as of December 31, 2024:

Operating Leases

2025	$4,458
2026	4,142
2027	2,323
2028	2,310
2029	2,336
2030 and thereafter	6,737
Total undiscounted lease payments	$22,306
Less:
Imputed interest	4,420
Present value of lease liabilities	$17,886